UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09277
                                   --------

                           VIKING MUTUAL FUNDS
                           -------------------
              (Exact name of registrant as specified in charter)

                    116 1st St SW Suite C, MINOT, ND 58701
             (Address of principal executive offices)   (Zip code)

         Shannon D. Radke, 116 1st St SW Suite C, MINOT, ND 58701
         -----------------------------------------------------
                    (Name and address of agent for service)

      Registrants telephone number, including area code: (701) 852-1264
                                                          --------------

Date of fiscal year end: 12/31
                         ----

Date of reporting period: 06/30/08
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Semi-Annual Report for the six months ended June 30, 2008.

Economic growth slowed to a near standstill in the first three months of 2008 as the economy was hit by a series of blows including the credit crunch, a prolonged housing slump, rising unemployment and surging energy prices. In addition, there was a significant decline in the wealth effect; not only were housing values going down but the stock market continued to decline. With the combination of the declining wealth effect and slowing labor market, consumer confidence plunged to the lowest level since 1991. The Federal Reserve slashed the federal funds rate by 200 basis points in the first quarter to 2.25%, moving aggressively to contain a credit crisis threatening to push the country into recession. By March, Fed Chairman Ben Bernanke and his colleagues had cut the funds rate six times since last September, with reductions becoming more aggressive since January. The path of the U.S economy in the second quarter remained the same with sub-par growth. In many respects it decelerated further, especially after excluding the temporary boost to GDP arising from the one-time payout of $100+ billion in tax rebates. High energy costs taxed growth. In fact, one published estimate calculated that the rise in oil prices offset the tax rebates. And unfortunately, unlike the fiscal stimulus, higher energy costs do not appear to be temporary. The labor market continued to weaken and asset values continued to decline with housing prices and the stock market sliding further. These factors contributed to the lowest consumer sentiment number in 30 years. The Fed again lowered rates in April, this time by a modest quarter percentage point. The Feds action took the federal funds rate to 2 percent, the lowest since December, 2004. In addition to rate cuts, the Fed has taken a number of emergency steps to ease credit strains that have threatened to make the economys ills worse, pumping billions of dollars into markets to keep them from choking on mortgage-related bets.

Declining home prices, credit market concerns, massive write downs and concerns about companies such as Countrywide, Fannie Mae, Ambac and Bear Stearns, among many others, held the markets in a state of near panic for much of the first quarter. For the quarter, the S&P ended down 9.45%, while the Russell 1000 Value declined 8.72% and the Russell 2000 Value fell 6.52%. Most major Domestic market indices sold off sharply in June, with the blue-chip Dow Jones Industrial Average turning in its worst June performance since 1930. Rapidly rising oil prices, more woes for financial firms, and the ongoing fallout from declining housing prices all weighed on investor sentiment and contributed to a challenging second quarter for equity investors. For the quarter, the S&P lost 2.73%, the Russell 1000 Value declined 5.31% and the Russell 2000 Value Index fell 3.55%. The first half finished with the Dow down 14.44%, the S&P off 11.91%, the Russell 1000 Value declining 13.57% and the Russell 2000 Value losing 9.84%.

In the first quarter of 2008, for the third quarter in a row, the same trends persisted in the municipal bond market with wider credit spreads or a continuing flight to quality and a steepening of the yield curve with short-term rates declining while longer rates rose. Municipal bonds have also been affected by the spillover of the sub-prime crisis to the financial guarantor industry. Bond insurers originally offered insurance mainly to municipalities, but in recent years expanded their operations to insure riskier, more profitable instruments,like bonds backed by pools of mortgages mainly sub-prime loans given to customers with a poor credit history.
 Due to the rapid deterioration and lack of transparency in the market, the rating agencies began to review the risk in these investments and as a result, the bond insurers AAA ratings. Thus, despite the reductions in the fed funds rate in the first quarter due to the economic slowdown, immediate to long-term muni prices fell with yields rising. Many of the trends that were prevalent in the prior quarters reversed in the second quarter. Risk appetites increased as investors unwound, at least to some degree, the flight to quality trade and the yield curve flattened. The financial strength ratings were cut on bond insurers MBIA and Ambac due to their sub-prime exposure. And although there remains ongoing credit concerns of these and other financial guarantors, the credit quality of many underlying municipal issues tends to be strong. For the quarter, intermediate to long term muni bond prices were mixed, but generally lower with rates rising as the Fed cut rates one more time in what may have been the last of a series of cuts aimed at aiding an economy hit hard by a housing slump and credit market turmoil.

In this type of market environment, it continues to be highly important to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds. Our interests are closely aligned with those of our shareholders because our money is invested alongside their own. As always we will do our best to make sure your experience as a shareholder is a rewarding one.

Sincerely,




Shannon D. Radke
President
Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA


By:  Shannon D. Radke
     President/Portfolio Manager

Viking Tax Free Fund for Montana provided a total return of (0.52%) (at net asset value with distributions reinvested) for the six months ended June 30, 2008.

In the first quarter of 2008, for the third quarter in a row, the same trends persisted in the municipal bond market with wider credit spreads or a continuing flight to quality and a steepening of the yield curve with short-term rates declining while longer rates rose. Municipal bonds have also been affected by the spillover of the sub-prime crisis to the financial guarantor industry. Bond insurers originally offered insurance mainly to municipalities, but in recent years expanded their operations to insure riskier, more profitable instruments, like bonds backed by pools of mortgages mainly sub-prime loans given to customers with a poor credit history. Due to the rapid deterioration and lack of transparency in the market, the ratings agencies began to review the risk in these investments and as a result, the bond insurers AAA ratings. Thus, despite the reductions in the fed funds rate in the first quarter due to the economic slowdown, intermediate to long-term muni prices fell with yields rising. As a result, the Funds share price fell moderately. Many of the trends that were prevalent in the prior quarters reversed in the second quarter. Risk appetites increased as investors unwound, at least to some degree, the flight to quality trade and the yield curve flattened. The financial strength ratings were cut on bond insurers MBIA and Ambac due to their sub prime exposure. And although there remains ongoing credit concerns of these and other financial guarantors, the credit quality of many underlying municipal issuers tends to be strong. The Fed cut rates one more time at the end of April in what may have been the last of a series of cuts aimed at aiding an economy hit hard be a housing slump and credit market turmoil. For the quarter, intermediate to long term muni bond prices were mixed, but generally lower with rates rising, causing the Funds share price to decline slightly.


Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Average credit quality was AA-.Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among investment grade issues of varying maturities. The highest level of current income that is exempt from Federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.



VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2008 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,058                    $10,531                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,103                    $10,578                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $10,672                    $11,173                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $10,509                    $11,002                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099
August 31, 2002                     $11,276                    $11,806                 $12,402
October 31, 2002                    $11,329                    $11,862                 $12,463
December 31, 2002                   $11,549                    $12,092                 $12,673
February 28, 2003                   $11,710                    $12,260                 $12,818
April 30, 2003                      $11,750                    $12,303                 $12,910
June 30, 2003                       $11,934                    $12,495                 $13,155
July 31, 2003                       $11,490                    $12,030                 $12,695
August 31, 2003                     $11,575                    $12,119                 $12,790
September 30, 2003                  $11,908                    $12,468                 $13,166
October 31, 2003                    $11,832                    $12,388                 $13,100
November 30, 2003                   $11,950                    $12,511                 $13,237
December 31, 2003                   $12,063                    $12,630                 $13,347
January 31, 2004                    $12,136                    $12,706                 $13,423
February 29, 2004                   $12,313                    $12,892                 $13,625
March 31, 2004                      $12,274                    $12,850                 $13,578
April 30, 2004                      $12,001                    $12,565                 $13,256
May 31, 2004                        $11,941                    $12,503                 $13,208
June 30, 2004                       $12,006                    $12,570                 $13,256
July 31, 2004                       $12,165                    $12,737                 $13,429
August 31, 2004                     $12,374                    $12,956                 $13,698
September 30, 2004                  $12,436                    $13,020                 $13,771
October 31, 2004                    $12,484                    $13,071                 $13,889
November 30, 2004                   $12,414                    $12,997                 $13,775
December 31, 2004                   $12,551                    $13,141                 $13,943
January 31, 2005                    $12,601                    $13,194                 $14,074
February 28, 2005                   $12,587                    $13,179                 $14,027
March 31, 2005                      $12,443                    $13,028                 $13,939
April 30, 2005                      $12,604                    $13,196                 $14,160
May 31, 2005                        $12,693                    $13,290                 $14,260
June 30, 2005                       $12,757                    $13,356                 $14,349
July 29, 2005                       $12,682                    $13,278                 $14,284
August 31, 2005                     $12,749                    $13,348                 $14,428
September 30, 2005                  $12,750                    $13,349                 $14,332
October 31, 2005                    $12,678                    $13,274                 $14,244
November 30, 2005                   $12,718                    $13,315                 $14,313
December 31, 2005                   $12,797                    $13,398                 $14,436
January 31, 2006                    $12,865                    $13,469                 $14,475
February 28, 2006                   $12,889                    $13,495                 $14,572
March 31, 2006                      $12,845                    $13,449                 $14,471
April 30, 2006                      $12,819                    $13,422                 $14,467
May 31, 2006                        $12,916                    $13,524                 $14,532
June 30, 2006                       $12,802                    $13,404                 $14,477
July 31, 2006                       $12,986                    $13,596                 $14,649
August 31, 2006                     $13,133                    $13,750                 $14,866
September 30, 2006                  $13,225                    $13,847                 $14,970
October 31, 2006                    $13,245                    $13,867                 $15,064
November 30, 2006                   $13,339                    $13,966                 $15,189
December 31, 2006                   $13,328                    $13,954                 $15,136
January 31, 2007                    $13,307                    $13,933                 $15,097
February 28, 2007                   $13,492                    $14,126                 $15,296
March 31, 2007                      $13,472                    $14,105                 $15,258
April 30, 2007                      $13,462                    $14,094                 $15,303
May 31, 2007                        $13,413                    $14,043                 $15,236
June 30, 2007                       $13,346                    $13,973                 $15,157
July 31, 2007                       $13,514                    $14,149                 $15,273
August 31, 2007                     $13,450                    $14,082                 $15,208
September 30, 2007                  $13,653                    $14,295                 $15,433
October 31, 2007                    $13,743                    $14,389                 $15,502
November 30, 2007                   $13,773                    $14,420                 $15,602
December 31, 2007                   $13,722                    $14,367                 $15,645
January 31, 2008                    $13,946                    $14,602                 $15,842
February 29, 2008                   $13,642                    $14,283                 $15,117
March 31, 2008                      $13,620                    $14,261                 $15,549
April 30, 2008                      $13,663                    $14,395                 $15,731
May 31, 2008                        $13,749                    $14,395                 $15,827
June 30, 2008                       $13,651                    $14,293                 $15,648

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/08. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return.. Past performance does not guarantee future results.

Average Annual Total Returns                                       Lifetime
Through June 30, 2008       One Year   Three Year   Five Year     (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        2.29%       2.28%        2.72%         4.17%
Including Sales Charge       -1.50%       0.98%        1.77%         3.63%

Returns reflect reinvestment of distributions and the maximum sales charge, as applicable. The total returns for the five year and lifetime periods reflect a maximum sales charge of 4.50%. The current maximum sales charge is 3.75. Therefore, the total returns, for the five year and lifetime would have been higher had the current maximum sales charge been in effect for those stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA


By:  Shannon D. Radke
       President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of (0.13%)
 (at net asset value with distributions reinvested) for the six months ended June 30, 2008.

In the first quarter of 2008, for the third quarter in a row, the same trends persisted in the municipal bond market with wider credit spreads or a continuing flight to quality and a steepening of the yield curve with short-term rates declining while longer rates rose. Municipal bonds have also been affected by the spillover of the sub-prime crisis to the financial guarantor industry. Bond insurers originally offered insurance mainly to municipalities, but in recent years expanded their operations to insure riskier, more profitable instruments, like bonds backed by pools of mortgages mainly sub-prime loans given to customers with a poor credit history. Due to the rapid deterioration and lack of transparency in the market, the ratings agencies began to review the risk in these investments and as a result, the bond insurers AAA ratings. Thus, despite the reductions in the fed funds rate in the first quarter due to the economic slowdown, intermediate to long-term muni prices fell with yields rising. As a result, the Funds share price fell moderately. Many of the trends that were prevalent in the prior quarters reversed in the second quarter. Risk appetites increased as investors unwound, at least to some degree, the flight to quality trade and the yield curve flattened. The financial strength ratings were cut on bond insurers MBIA and Ambac due to their sub prime exposure. And although there remains ongoing credit concerns of these and other financial guarantors, the credit quality of many underlying municipal issuers tends to be strong. The Fed cut rates one more time at the end of April, in what may have been the last of a series of cuts aimed at aiding an economy hit hard by a housing slump and credit market turmoil. For the quarter, intermediate to long term muni bond prices were mixed, but generally lower with rates rising while the Funds share price remained nearly unchanged.


Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Average credit quality was A+. Going forward, we remain committed to our non interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among investment grade issues of varying maturities. The highest level of current income that is exempt from Federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.



VIKING TAX FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2008 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax Free Fund       Viking Tax Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099
August 31, 2002                     $11,409                    $11,945                 $12,402
October 31, 2002                    $11,452                    $11,990                 $12,463
December 31, 2002                   $11,652                    $12,200                 $12,673
February 28, 2003                   $11,815                    $12,369                 $12,818
April 30, 2003                      $11,868                    $12,426                 $12,910
June 30, 2003                       $12,074                    $12,641                 $13,155
July 31, 2003                       $11,652                    $12,196                 $12,695
August 31, 2003                     $11,761                    $12,314                 $12,790
September 30, 2003                  $12,046                    $12,612                 $13,166
October 31, 2003                    $11,982                    $12,545                 $13,100
November 30, 2003                   $12,087                    $12,656                 $13,237
December 31, 2003                   $12,188                    $12,761                 $13,347
January 31, 2004                    $12,284                    $12,862                 $13,423
February 29, 2004                   $12,450                    $13,035                 $13,625
March 31, 2004                      $12,386                    $12,968                 $13,578
April 30, 2004                      $12,100                    $12,668                 $13,256
May 31, 2004                        $12,026                    $12,591                 $13,208
June 30, 2004                       $12,077                    $12,645                 $13,256
July 31, 2004                       $12,214                    $12,788                 $13,429
August 31, 2004                     $12,435                    $13,019                 $13,698
September 30, 2004                  $12,495                    $13,082                 $13,771
October 31, 2004                    $12,568                    $13,158                 $13,889
November 30, 2004                   $12,497                    $13,084                 $13,775
December 31, 2004                   $12,646                    $13,240                 $13,943
January 31, 2005                    $12,721                    $13,319                 $14,074
February 28, 2005                   $12,719                    $13,316                 $14,027
March 31, 2005                      $12,576                    $13,167                 $13,939
April 30, 2005                      $12,761                    $13,360                 $14,160
May 31, 2005                        $12,864                    $13,469                 $14,260
June 30, 2005                       $12,915                    $13,522                 $14,349
July 29, 2005                       $12,816                    $13,418                 $14,284
August 31, 2005                     $12,895                    $13,501                 $14,428
September 30, 2005                  $12,884                    $13,489                 $14,332
October 31, 2005                    $12,824                    $13,427                 $14,244
November 30, 2005                   $12,851                    $13,455                 $14,313
December 30, 2005                   $12,929                    $13,537                 $14,436
January 31, 2006                    $13,009                    $13,621                 $14,475
February 28, 2006                   $13,021                    $13,633                 $14,572
March 31, 2006                      $12,990                    $13,600                 $14,471
April 30, 2006                      $12,938                    $13,546                 $14,467
May 31, 2006                        $13,036                    $13,649                 $14,532
June 30, 2006                       $12,935                    $13,543                 $14,477
July 31, 2006                       $13,149                    $13,767                 $14,649
August 31, 2006                     $13,323                    $13,949                 $14,866
September 30, 2006                  $13,429                    $14,060                 $14,970
October 31, 2006                    $13,448                    $14,080                 $15,064
November 30, 2006                   $13,556                    $14,193                 $15,189
December 31, 2006                   $13,546                    $14,182                 $15,136
January 31, 2007                    $13,499                    $14,134                 $15,097
February 28, 2007                   $13,685                    $14,328                 $15,296
March 31, 2007                      $13,665                    $14,307                 $15,258
April 30, 2007                      $13,656                    $14,298                 $15,303
May 31, 2007                        $13,607                    $14,247                 $15,236
June 30, 2007                       $13,500                    $14,135                 $15,157
July 31, 2007                       $13,670                    $14,340                 $15,273
August 31, 2007                     $13,578                    $14,217                 $15,208
September 30, 2007                  $13,836                    $14,487                 $15,433
October 31, 2007                    $13,941                    $14,596                 $15,502
November 30, 2007                   $13,998                    $14,656                 $15,602
December 31, 2007                   $13,921                    $14,575                 $15,645
January 31, 2008                    $14,132                    $14,796                 $15,842
February 29, 2008                   $13,718                    $14,363                 $15,117
March 31, 2008                      $13,753                    $14,399                 $15,549
April 30, 2008                      $13,811                    $14,460                 $15,549
May 31, 2008                        $13,912                    $14,566                 $15,827
June 30, 2008                       $13,903                    $14,556                 $15,648



The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an idea of how your fund performed compared to the index over the period 08/03/99-06/30/08. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                      Lifetime
Through June 30, 2008       One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        2.98%       2.49%        2.87%         4.31%
Including Sales Charge       -0.89%       1.20%        1.92%         3.78%

Returns reflect reinvestment of distributions and the maximum sales charge, as applicable. The total returns for the five year and lifetime periods reflect a maximum sales charge of 4.50%. The current maximum sales charge is 3.75%. Therefore, the total returns, for the five year and lifetime would have been higher had the current maximum sales charge been in effect for the stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING LARGE-CAP VALUE FUND

By: William E. Dodge, President and CEO, Fox Asset Management, LLC Shannon D. Radke, President

Viking Large Cap Value Fund provided a total return of (14.56%)
 (at net asset value) for the six months ended June 30, 2008.


Declining home prices, credit market concerns, massive write downs and concerns about companies such as Countrywide, Fannie Mae, Ambac and Bear Stearns, among many others, held the markets in a state of near panic for much of the first quarter. For the quarter, the S&P ended down 9.45%, while the Russell 1000 Value declined 8.72%. In the first quarter, the Fund shed 10.77%. The top performing areas were the materials and telecommunications sectors, both of which contributed positively to relative performance. On the flip side, healthcare, consumer staples, and electric utilities were a notable drag on relative performance.

Most major domestic market indices sold off sharply in June, with the blue-chip Dow Jones Industrial Average turning in its worst June performance since 1930. Rapidly rising oil prices, more woes for financial firms, and the ongoing fallout from declining housing prices all weighed on investor sentiment and contributed to a challenging second quarter for equity investors. For the second quarter, the S&P lost 2.73%, the Russell 1000 Value declined 5.31%, while the Fund slipped 4.25%. The first half finished with the Dow down 14.44%, the S&P off 11.91%, the Russell 1000 Value declining 13.57% and
the Fund off 14.56%.   The sharp rebound of agricultural product prices drove
positive results in the consumer staples sector. In addition, our underweight in the consumer discretionary sector and industrial sector was a benefit as well. Finally, superior stock selection in the IT segment added positively to results. The healthcare, telecommunications, utilities and energy sectors were generally all on the minus side.

As we move toward year-end, we see a better-than-even chance that both the pace of global economic activity and the inflationary trend will abate significantly. This would in turn aid the U.S dollar, unshackle the Fed to possibly lower rates more, and further aid the credit crisis and the domestic economy. This is why we have been reducing portfolio exposure to the energy and materials sectors and adding slowly to the financial sector.

As always, we remain steadfast in our commitment to finding well managed, inexpensive companies with strong balance sheets and rising cash flow. Long-term total return and capital preservation remains the investment objective of the Fund.




VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2008 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,475                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472
July 31, 2002                       $ 8,571                    $ 9,042                 $ 8,591
August 31, 2002                     $ 8,542                    $ 9,012                 $ 8,656
September 30, 2002                  $ 7,486                    $ 7,898                 $ 7,693
October 31, 2002                    $ 7,697                    $ 8,121                 $ 8,263
November 30, 2002                   $ 8,302                    $ 8,759                 $ 8,784
December 31, 2002                   $ 7,929                    $ 8,365                 $ 8,403
January 31, 2003                    $ 7,668                    $ 8,090                 $ 8,199
February 28, 2003                   $ 7,417                    $ 7,825                 $ 7,980
March 31, 2003                      $ 7,349                    $ 7,753                 $ 7,994
April 30, 2003                      $ 7,890                    $ 8,324                 $ 8,697
May 31, 2003                        $ 8,413                    $ 8,875                 $ 9,259
June 30, 2003                       $ 8,606                    $ 9,079                 $ 9,375
July 31, 2003                       $ 8,606                    $ 9,079                 $ 9,514
August 31, 2003                     $ 8,828                    $ 9,314                 $ 9,663
September 30, 2003                  $ 8,645                    $ 9,120                 $ 9,568
October 31, 2003                    $ 9,138                    $ 9,640                 $10,154
November 30, 2003                   $ 9,351                    $ 9,865                 $10,291
December 31, 2003                   $ 9,786                    $10,324                 $10,926
January 31, 2004                    $ 9,806                    $10,345                 $11,118
February 29, 2004                   $10,049                    $10,601                 $11,356
March 31, 2004                      $ 9,883                    $10,427                 $11,257
April 30, 2004                      $ 9,845                    $10,386                 $10,982
May 31, 2004                        $ 9,932                    $10,478                 $11,094
June 30, 2004                       $10,175                    $10,735                 $11,356
July 31, 2004                       $ 9,786                    $10,324                 $11,196
August 31, 2004                     $ 9,757                    $10,294                 $11,355
September 30, 2004                  $ 9,874                    $10,417                 $11,531
October 31, 2004                    $ 9,971                    $10,519                 $11,723
November 30, 2004                   $10,428                    $11,002                 $12,316
December 31, 2004                   $10,631                    $11,215                 $12,728
January 31, 2005                    $10,523                    $11,102                 $12.502
February 28, 2005                   $11,061                    $11,669                 $12,921
March 31, 2005                      $11,041                    $11,648                 $12,739
April 30, 2005                      $10,738                    $11,329                 $12,510
May 31, 2005                        $11,031                    $11,638                 $12,812
June 30, 2005                       $11,168                    $11,782                 $12,952
July 29, 2005                       $11,490                    $12,122                 $13,327
August 31, 2005                     $11,393                    $12,019                 $13,269
September 30, 2005                  $11,490                    $12,122                 $13,455
October 31, 2005                    $10,963                    $11,566                 $13,114
November 30, 2005                   $11,373                    $11,999                 $13,543
December 30, 2005                   $11,456                    $12,086                 $13,626
January 31, 2006                    $11,771                    $12,418                 $14,155
February 28, 2006                   $11,810                    $12,460                 $14,241
March 31, 2006                      $11,968                    $12,626                 $14,434
April 30, 2006                      $12,283                    $12,958                 $14,801
May 31, 2006                        $12,046                    $12,709                 $14,427
June 30, 2006                       $12,046                    $12,709                 $14,519
July 31, 2006                       $12,086                    $12,750                 $14,872
August 31, 2006                     $12,204                    $12,875                 $15,121
September 30, 2006                  $12,411                    $13,093                 $15,423
October 31, 2006                    $12,775                    $13,477                 $15,927
November 30, 2006                   $13,070                    $13,789                 $16,291
December 31, 2006                   $13,241                    $13,969                 $16,657
January 31, 2007                    $13,473                    $14,214                 $16,870
February 28, 2007                   $13,301                    $14,033                 $16,607
March 31, 2007                      $13,655                    $14,406                 $16,864
April 30, 2007                      $14,262                    $15,047                 $17,487
May 31, 2007                        $14,910                    $15,730                 $18,118
June 30, 2007                       $14,768                    $15,580                 $17,694
July 31, 2007                       $14,454                    $15,249                 $16,876
August 31, 2007                     $14,465                    $15,260                 $17,065
September 30, 2007                  $14,970                    $15,794                 $17,651
October 31, 2007                    $15,334                    $16,178                 $17,653
November 30, 2007                   $14,687                    $15,495                 $16,790
December 31, 2007                   $14,766                    $15,578                 $16,628
January 31, 2008                    $14,150                    $14,928                 $15,962
February 29, 2008                   $13,568                    $14,314                 $15,293
March 31, 2008                      $13,176                    $13,901                 $15,178
April 30, 2008                      $13,904                    $14,669                 $15,918
May 31, 2008                        $13,848                    $14,609                 $15,893
June 30, 2008                       $12,617                    $13,310                 $14,371



The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an idea of how your fund performed compared to the index over the period 08/03/99-06/30/08. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                       Lifetime
Through June 30, 2008       One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge      -14.57%       4.15%        7.95%         3.26%
Including Sales Charge      -19.06%       2.30%        6.80%         2.64%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING SMALL-CAP VALUE FUND

By: George C. Pierides, Senior Managing Director, Fox Asset Management, LLC Shannon D. Radke, President

Viking Small Cap Value Fund provided a total return of (5.93%) (at net asset value) for the six months ended June 30, 2008.

Declining home prices, credit market concerns, massive write downs and concerns about companies such as Countrywide, Fannie Mae, Ambac and Bear Stearns, among many others, held the markets in a state of near panic for much of the first quarter. For the quarter, the S&P ended down 9.45%, while the
Russell 2000 Value fell 6.52% and the Fund was off 7.21%.   Our top contributor
to relative performance was consumer staples. Performance was helped by a significant overweight in the sector and positive stock selection among food producers, distributors and retailers. On the downside, performance in the financial services sector detracted from investment results. While we have been correct in the past to maintain an underweight in the sector, this currently seems to be a group searching for a bottom.

Most major domestic market indices sold off sharply in June, with the blue-chip Dow Jones Industrial Average turning in its worst June performance since 1930. Rapidly rising oil prices, more woes for financial firms, and the ongoing fallout from declining housing prices all weighed on investor sentiment and contributed to a challenging second quarter for equity investors. For the quarter, the S&P lost 2.73%, and the Russell 2000 Value Index fell 3.55%, while the Fund gained 1.38%. The first half finished with the Dow down
14.44%, the S&P off 11.91%, the Russell 2000 Value losing 9.84% and the Fund off just 5.93%. Favorable stock selection in the industrials sector was the single largest contributor to performance. Performance also benefited from favorable stock selection in the information technology sector. On the negative side, we were overweight in the underperforming consumer staples sector and fell short of the mark in energy.

Despite the weak dollar, tight supply/demand conditions, and some speculation, we believe oil prices are more likely to decline than rise. Demand destruction, especially in the U.S and Europe, should offset these aforementioned drivers and lead to lower oil prices over the near to intermediate term. We are therefore less bullish on energy and more bullish on those sectors that may benefit from lower energy costs, mainly materials (such as chemicals) and consumer discretionary to a lesser extent.


As always, we remain steadfast in our commitment to finding well-managed, inexpensive companies with strong balance sheets and rising cash flow. Long-term total return and capital preservation remains the investment objective of the Fund.



VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through June 30, 2008 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund            Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,475                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571
July 31, 2002                       $ 8,910                    $ 9,400                 $ 9,852
August 31, 2002                     $ 8,986                    $ 9,480                 $ 9,808
September 30, 2002                  $ 8,569                    $ 9,040                 $ 9,108
October 31, 2002                    $ 8,682                    $ 9,160                 $ 9,245
November 30, 2002                   $ 9,137                    $ 9,640                 $ 9,982
December 31, 2002                   $ 8,863                    $ 9,350                 $ 9,556
January 31, 2003                    $ 8,474                    $ 8,940                 $ 9,287
February 28, 2003                   $ 8,483                    $ 8,950                 $ 8,975
March 31, 2003                      $ 8,626                    $ 9,100                 $ 9,070
April 30, 2003                      $ 9,156                    $ 9,660                 $ 9,932
May 31, 2003                        $ 9,668                    $10,200                 $10,946
June 30, 2003                       $ 9,829                    $10,370                 $11,132
July 31, 2003                       $10,218                    $10,780                 $11,687
August 31, 2003                     $10,692                    $11,280                 $12,131
September 30, 2003                  $10,502                    $11,080                 $11,991
October 31, 2003                    $11,175                    $11,790                 $12,969
November 30, 2003                   $11,555                    $12,190                 $13,467
December 31, 2003                   $11,782                    $12,430                 $13,954
January 31, 2004                    $11,839                    $12,490                 $14,437
February 29, 2004                   $12,028                    $12,690                 $14,716
March 31, 2004                      $12,047                    $12,710                 $14,920
April 30, 2004                      $11,848                    $12,500                 $14,148
May 31, 2004                        $11,924                    $12,580                 $14,319
June 30, 2004                       $12,645                    $13,340                 $15,046
July 31, 2004                       $12,237                    $12,910                 $14,354
August 31, 2004                     $12,265                    $12,940                 $14,495
September 30, 2004                  $12,664                    $13,360                 $15,069
October 31, 2004                    $12,758                    $13,460                 $15,303
November 30, 2004                   $13,602                    $14,350                 $16,661
December 31, 2004                   $13,886                    $14,649                 $17,058
January 31, 2005                    $13,394                    $14,131                 $16,398
February 28, 2005                   $13,857                    $14,619                 $16,724
March 31, 2005                      $13,674                    $14,426                 $16,380
April 30, 2005                      $13,066                    $13,785                 $15,535
May 31, 2005                        $13,799                    $14,558                 $16,482
June 30, 2005                       $14,011                    $14,782                 $17,211
July 29, 2005                       $14,484                    $15,280                 $18,190
August 31, 2005                     $14,503                    $15,300                 $17,773
September 30, 2005                  $14,551                    $15,351                 $17,743
October 31, 2005                    $14,214                    $14,995                 $17,298
November 30, 2005                   $14,628                    $15,433                 $17,999
December 30, 2005                   $14,666                    $15,261                 $17,861
January 31, 2006                    $15,516                    $16,370                 $19,338
February 28, 2006                   $15,203                    $16,039                 $19,337
March 31, 2006                      $15,769                    $16,636                 $20,274
April 30, 2006                      $15,931                    $16,807                 $20,328
May 31, 2006                        $15,213                    $16,050                 $19,486
June 30, 2006                       $15,547                    $16,402                 $19,725
July 31, 2006                       $15,193                    $16,029                 $19,452
August 31, 2006                     $15,456                    $16,306                 $20,033
September 30, 2006                  $15,557                    $16,412                 $20,229
October 31, 2006                    $15,870                    $16,743                 $21,258
November 30, 2006                   $16,365                    $17,265                 $21,865
December 31, 2006                   $16,494                    $17,401                 $22,055
January 31, 2007                    $16,804                    $17,728                 $22,385
February 28, 2007                   $16,782                    $17,705                 $22,110
March 31, 2007                      $17,296                    $18,247                 $22,377
April 30, 2007                      $17,702                    $18,675                 $22,609
May 31, 2007                        $18,450                    $19,465                 $23,438
June 30, 2007                       $18,226                    $19,228                 $22,892
July 31, 2007                       $17,135                    $18,077                 $20,944
August 31, 2007                     $17,296                    $18,247                 $21,363
September 30, 2007                  $17,595                    $18,562                 $21,460
October 31, 2007                    $17,670                    $18,641                 $21,694
November 30, 2007                   $16,986                    $17,920                 $20,068
December 31, 2007                   $16,891                    $17,820                 $19,899
January 31, 2008                    $16,060                    $16,944                 $19,082
February 29, 2008                   $15,480                    $16,332                 $18,324
March 31, 2008                      $15,674                    $16,536                 $18,600
April 30, 2008                      $16,208                    $17,100                 $19,188
May 31, 2008                        $16,993                    $17,928                 $19,844
June 30, 2008                       $15,890                    $16,764                 $17,940


The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an idea of how your fund performed compared to the index over the period 05/03/01-06/30/08. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                         Lifetime
Through June 30, 2008         One-Year   Three-Year   Five Year    (Est. 5/3/01)
--------------------------------------------------------------------------------
Excluding Sales Charge        -12.82%       4.28%    	   10.08%          7.48%
Including Sales Charge        -17.37%       2.41%    	    8.91%          6.68%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING MUTUAL FUNDS
Schedule of Investments (Unaudited)
June 30, 2008

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 97.4%
General Obligations 5.1%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000              $174,962
Missoula Cnty Sch Dist #4 Hellgate (GTY) 4.25% 6/15/24                           100,000                95,387
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               259,663
                                                                                                     ---------
                                                                                                       530,012
                                                                                                     ---------
Continuing Care Revenue Bonds  0.7%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                32,059
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                37,876
                                                                                                     ---------
                                                                                                        69,935
                                                                                                     ---------
Higher Education Revenue Bonds  11.5%
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       440,000               442,015
MT St Brd Regents (MSU) Rev Facs Imp-E (AMBAC) 5.00% 11/15/21                     80,000                79,610
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75% 05/15/24                 135,000               143,770
*Univ of MT Revs Facs Acq & Imp Ser C (MBIA) 5.00%  11/15/17                     140,000               146,087
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375% 05/15/19                  370,000               399,345
                                                                                                     ---------
                                                                                                     1,210,827
                                                                                                     ---------
Hospital Revenue Bonds  24.4%
MT Fac Fin Auth St Luke Cmnty Hlth 5.00% 01/01/22                                100,000                99,418
MT Fac Fin Auth Glendive Med Pj 4.50% 07/01/23                                   250,000               240,290
MT Fac Fin Auth Prov Hlth & Svce 5.00% 12/01/18                                  175,000               180,640
MT Fac Fin Auth Providence Svcs (MBIA)  5.00%  12/01/18                          270,000               286,438
MT Fac Fin Auth Providence Svcs (MBIA)  4.80%  12/01/20                          105,000               110,418
MT Fac Fin Auth Rev Benefis Hlth Sys (GTY) 4.75% 01/01/24                        150,000               149,562
MT Fac Fin Auth Rev Benefis Hlth Sys (GTY) 4.75% 01/01/25                        125,000               123,509
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr 5.20% 12/01/21             145,000               147,378
*MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18             100,000               100,871
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24               515,000               518,265
MT Fac Fin Auth Hlth Master Ln Pg NE MT 4.50% 05/01/27                           250,000               231,387
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               369,045
                                                                                                     ---------
                                                                                                     2,557,221
                                                                                                     ---------
Housing Revenue Bonds  16.2%
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                             65,000                64,956
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                 75,000                74,642
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                675,000               673,312
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 105,000               103,475
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                  80,000                79,993
MT St Brd Hsg Sngle Fam Mtg Ser B-2 5.55%  06/01/33                              135,000               132,405
MT St Brd Hsg Sngle Fam Mtg Ser C2 4.85% 12/01/26                                200,000               182,968
MT St Brd Hsg Sngle Fam Mtg Ser A-1  4.50%  12/01/27                             300,000               281,805
MT St Brd Hsg Sngle Fam Mtg Ser B  4.75% 12/01/27                                110,000               101,461
                                                                                                     ---------
                                                                                                     1,695,017
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds 11.3%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               252,455
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               171,290
MT Fac Fin Auth Childrens Home  4.55%  01/01/17                                  250,000               250,795
MT Fac Fin Auth Rev Cmnty Counsl & Corectnl Svcs (CIFG) 4.50% 10/01/23           240,000               233,642
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj (CIFG) 4.375% 10/01/20               285,000               277,986
                                                                                                     ---------
                                                                                                     1,186,168
                                                                                                     ---------
Utility Revenue Bonds 10.2%
Forsyth MT Poll Ctl Rev Ref Puget Sound Energy (AMBAC) 5.00%  03/01/31           355,000               352,657
*Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC)  4.65%  08/01/23              750,000               718,117
                                                                                                     ---------
                                                                                                     1,070,774
                                                                                                     ---------
Other Revenue Bonds  18.0%
Bozeman MT Downtown Impt Dist 4.95% 07/01/28                                     200,000               186,750
Missoula MT Spl Assmnt Pooled Spl 4.75% 07/01/27                                 200,000               188,000
Missoula MT Spl Impt Dists No 540 4.60% 07/01/24                                 100,000                94,531
Missoula MT Spl Impt Dists No 540 4.60% 07/01/25                                 105,000                98,305
Missoula Tax Increment Urban Renewal (RADIAN) 5.125% 07/01/26                    125,000               123,039
MT Fac Fin Auth Prerelease Ctr Rev (XLCA)  5.25%  10/01/20                       300,000               311,049
MT St Dept Transn Rev Grant Antic 5.00% 06/01/22                                 350,000               363,566
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               108,203
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               108,125
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000               206,577
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               101,012
                                                                                                     ---------
                                                                                                     1,889,157
                                                                                                    ----------

Total Municipal Bonds (cost $10,373,563)                                                            10,209,111

SHORT-TERM INVESMENTS 1.6%
Franklin Double TF Income Fund                                                    14,255               163,361
Total Short-Term Investments (cost: $165,927)                                                       ----------


TOTAL MARKET VALUE OF SECURITIES OWNED  99.0% (COST $10,539,490)                                    10,372,472

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.0%                                                  108,160
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,078,771 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $10,480,632
                                                                                                   ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC  Insured by the AMBAC Indemnity Corporation
CIFG  Insured by CIFG Assurance North America, Inc.
FSA  Insured by Financial Security Assurance
GTY  Insured by Assured Guaranty
MBIA  Insured by the Municipal Bond Insurance Association
RADIAN  Insured by Radian Group Inc.
XLCA  Insured by XL Capital Assurance



VIKING MUTUAL FUNDS
Schedule of Investments (Unaudited)
June 30, 2008

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  98.4%

General Obligations  21.5%
Bismarck ND Ref & Impt Ser T  4.45% 05/01/21                                     100,000               $99,997
*Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                              60,000                61,111
*Fargo ND Ref & Impt Ser D (MBIA) 5.00% 05/01/28                                 200,000               202,608
Fargo ND Pub Sch Dist No. 1 Ltd Tax 5.00% 05/01/23                               200,000               203,472
Grand Forks ND Pub Bldg Ser A (FSA) 4.625% 12/01/26                              100,000                99,595
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                51,724
Minot ND Ref Impt Ser A 4.50% 10/01/22                                           195,000               192,075
West Fargo ND Ref & Impt G.O. (GTY) 4.50% 05/01/23                               175,000               171,085
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                51,880
                                                                                                     ---------
                                                                                                     1,133,547
                                                                                                     ---------
Building Authority Revenue Bonds  7.6%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                51,674
GF Cnty ND Bldg Auth Rev 5.00%  12/01/20                                         200,000               201,598
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                52,353
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                93,733
                                                                                                     ---------
                                                                                                       399,358
                                                                                                     ---------
Continuing Care Revenue Bonds 4.0%
Burleigh Cnty Indl Dev Rev MO Slope Luth Care Ctr 5.05% 11/01/18                 125,000               116,410
Grand Forks ND Sr Hsg Rev Ref 4000 Valley Square Proj 5.00% 12/01/16             100,000                94,701
                                                                                                     ---------
                                                                                                       211,111
                                                                                                     ---------
Education Revenue Bonds  5.0%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                51,187
Minot Pub School District No 1 Bldg Auth 4.80% 05/01/23                          210,000               211,518
                                                                                                     ---------
                                                                                                       262,705
                                                                                                     ---------
Higher Education Revenue Bonds  11.5%
ND St Brd Hgher Ed Student Svcs Facs Rev MSU 5.50%  08/01/23                     125,000               118,083
ND St Brd Hgher Ed Student Svcs Facs MSU 5.00% 08/01/18                          175,000               165,760
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000                96,481
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FSA) 5.00% 04/01/21                   150,000               156,342
NDSU Rev Ser 2006A (AMBAC) 4.75% 04/01/29                                         75,000                72,593
                                                                                                     ---------
                                                                                                       609,259
                                                                                                     ---------
Hospital Revenue Bonds   9.6%
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC) 5.125% 06/01/27                       75,000                74,807
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA) 5.375% 06/01/27                     100,000               100,371
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                68,145
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                45,450
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,757
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group B 6.00%  07/01/10               25,000                25,253
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group 5.125% 07/01/29                200,000               174,502
                                                                                                     ---------
                                                                                                       510,285
                                                                                                     ---------
Housing Revenue Bonds  12.9%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,186
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               151,866
ND St Hsg Fin Agy Rev Hsg Fin Home MTG Fin-C  4.45%  07/01/16                    100,000                99,040
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D 5.20% 07/01/22                       200,000               198,826
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                          5,000                 4,915
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 5,001
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                      35,000                35,003
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.80%  07/01/10                      55,000                55,534
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.70%  07/01/09                      50,000                50,486
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.55%  07/01/22                      55,000                55,004
                                                                                                     ---------
                                                                                                       680,861
                                                                                                     ---------
Water Revenue Bonds  6.0%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA) 5.50%  08/01/10            50,000                52,582
ND St Water Comm Rev Water dev & Mgmt Prog (MBIA) 5.00% 08/01/25                 125,000               127,609
South Central Reg Water Dist Burleigh Cnty Rev 5.00% 10/01/23                    150,000               138,967
                                                                                                     ---------
                                                                                                       319,158
                                                                                                     ---------
Other Revenue Bonds  20.3%
Grand Forks ND Mosquito Control Rev 4.75% 09/01/24                               100,000                99,130
Mercer Cnty ND PCR Otter Tail Corp (AMBAC) 4.85% 09/01/22                        115,000               115,472
ND Pub Fin Auth Cap Fin Prog Ser A 5.00% 06/01/31                                100,000                99,118
ND Pub Fin Auth Indl Dev Prog Ser A 5.00% 06/01/20                               150,000               148,270
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                26,101
ND St Muni Bond Bank St Revolv Fund Prog Ser A  4.90%  10/01/18                   50,000                52,202
ND St Muni Bond Bank Cap Fin Prog 5.30% 12/01/17                                 120,000               124,086
ND St Muni Bond Bank St Revolv Fund Prog Ser A 4.625% 10/01/19                   135,000               134,777
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26          15,000                15,891
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               160,123
Williams Cnty ND Sales Tax Rev 5.00% 11/01/21                                    100,000                96,155
                                                                                                     ---------
                                                                                                     1,071,325
                                                                                                     ---------

Total Municipal Bonds (cost $5,273,432)                                                              5,197,609

SHORT-TERM INVESMENTS 0.5%
Federated Muni Oblig Fund #852                                                    25,000                25,000
                                                                                                    ----------
Total Short-Term Investments (cost: $25,000)                                                            25,000
                                                                                                     ---------


TOTAL MARKET VALUE OF SECURITIES OWNED   98.9% (COST $5,298,432)                                     5,222,609

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.1%                                                   60,046
                                                                                                    ----------

NET ASSETS APPLICABLE TO 534,052 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $5,282,655
                                                                                                    ==========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC Insured by the AMBAC Indemnity Corporation
FGIC Insured by the Financial Guaranty Insurance Company
FSA Insured by Financial Security Assurance
GTY  Insured by Assured Guaranty
MBIA Insured by the Municipal Bond Insurance Association
XLCA Insured by XL Capital Assurance

VIKING MUTUAL FUNDS
Schedule of Investments (Unaudited)
June 30, 2008

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks 91.2%
Basic Materials 26.2%
ALCOA                                                            1,500                 $53,430
Anadarko Petroleum                                               1,300                  97,292
Apache                                                             800                 111,200
BP Amoco Plc ADR                                                 1,800                 125,226
Bunge Limited                                                      900                  96,921
Chevron Texaco                                                   2,200                 218,086
Conoco Phillips                                                  2,100                 198,219
Exxon Mobil                                                      2,400                 211,512
Freeport-McMoran Copper & Gold                                     600                  70,314
Rio Tinto Plc ADS                                                  151                  74,745
                                                                                      --------
                                                                                     1,256,945
                                                                                      --------
Conglomerates 4.2%
General Electrics						    3,400                  90,746
Honeywell                                                        2,200                 110,616
                                                                                      --------
                                                                                       201,362
                                                                                      --------
Consumer Goods 7.2%
Dean Foods*                                                      3,700                  72,594
Johnson Controls                                                 2,200                  63,096
Kimberly-Clark                                                   2,000                 119,560
Sealed Air                                                       4,800                  91,248
                                                                                      --------
                                                                                       346,498
                                                                                      --------
Financial Services  17.6%
American International Group                                     2,800                  74,088
BB&T                                                             2,200                  50,094
Bank of America                                                  1,400                  33,418
Hartford Financial Services Group                                1,600                 103,312
J.P. Morgan Chase & Co.                                          3,300                 113,223
Legg Mason                                                       1,200                  52,284
Lincoln National                                                 1,400                  63,448
Morgan Stanley                                                   2,600                  93,782
PNC Financial Services Group                                     1,700                  97,070
Sun Trust Bank                                                   1,800                  65,196
U.S. Bancorp                                                     3,400                  94,826
                                                                                     ---------
                                                                                       840,741
                                                                                     ---------
Healthcare 5.1%
Merck                                                            3,300                 124,377
Pfizer                                                           6,700                 117,049
                                                                                      --------
                                                                                       241,426
                                                                                      --------
Industrial Goods 2.3%
Boeing Company                                                   1,700                 111,724
                                                                                      --------
                                                                                       111,724
                                                                                      --------
Services 16.4%
Amerisource Bergen                                               1,100                  43,989
AT&T                                                             5,500                 185,295
Canadian Pacific                                                   800                  52,912
CVS Corp.                                                        3,000                 118,710
Disney                                                           4,300                 134,160
Target                                                           2,400                 111,576
Time Warner Cable*                                               5,300                 140,344
                                                                                      --------
                                                                                       786,986
                                                                                      --------
Technology 6.9%
Dell*                                                            3,400                  74,392
Microsoft                                                        4,400                 121,044
Verizon Communications                                           2,800                 134,520
                                                                                      --------
                                                                                       329,956
                                                                                      --------
Utilities 6.3%
American Electric Power                                          1,900                  76,437
Dominion Resources                                               1,900                  90,231
Public Service Enterprise Group                                  1,900                  87,267
                                                                                      --------
                                                                                       253,935
                                                                                      --------
Total Common Stocks (Cost $4,112,993)                                                4,369,573

SHORT-TERM INVESTMENTS 8.6%
First Western Bank Collective Asset Account                    187,000                 187,000
Federated Prime Value Obligations #853                         225,000                 225,000
                                                                                    ----------
Total Short-Term Investments (cost: $412,000)                                          412,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 99.8% (COST $4,524,993)                       4,781,573

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 0.2%                                     9,122
                                                                                    ----------
NET ASSETS APPLICABLE TO 424,914 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $4,790,695
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Schedule of Investments (Unaudited)
June 30, 2008

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks 94.3%
Basic Materials 9.6%
Oil States Intl Inc.*                                            1,400                 $88,816
Cimarex Energy                                                     800                  55,736
Rosetta Resources*                                               2,700                  76,950
Walter Industries                                                2,000                 163,155
                                                                                      --------
                                                                                       384,657
                                                                                      --------
Conglomerates 1.9%
Teleflex                                                          1,400                 77,826
                                                                                      --------
                                                                                        77,826
                                                                                      --------
Consumer Goods 17.3%
AO Smith                                                         2,450                  80,433
AptarGroup                                                       3,000                 125,850
Borg Warner Automotive                                           1,300                  57,694
Carters Inc.*                                                    5,800                  80,156
Chiquita Brands Intl*                                            4,300                  65,231
Church & Dwight                                                  1,500                  84,525
Clarcor                                                          1,000                  35,100
Cooper Tire and Rubber                                           2,500                  19,600
RC 2 Corp*                                                       3,500                  64,960
Tupperware                                                       2,400                  82,128
                                                                                      --------
                                                                                       695,677
                                                                                      --------
Financial  20.4%
First Midwest Bancorp                                            4,100                  76,465
First Niagara Financial Group Inc.                               6,200                  79,732
Hanmi Financial                                                  5,300                  27,613
National Penn Bancshares                                         1,500                  19,920
Protective Life                                                  2,300                  87,515
OptionXpress Holdings                                            3,300                  73,722
Prosperity Bancshares                                              800                  21,384
Senior Housing Properties Trust                                  4,100                  80,073
Sterling Bancshares Inc.                                         9,100                  82,719
Strategic Hotels & Resorts                                       3,600                  33,732
Trustmark                                                        4,400                  77,660
Zenith National Insurance Corp.                                  1,800                  63,288
IPC Holdings*                                                    3,600                  95,580
                                                                                      --------
                                                                                       819,403
                                                                                      --------
Healthcare  6.3%
Chattem*                                                         1,200                  78,060
Sciele Pharma Inc.*                                              4,500                  87,075
West Pharmaceutical Services                                     2,000                  86,560
                                                                                      --------
                                                                                       251,695
                                                                                      --------
Industrial Groups 6.0%
Albany International                                             1,000                  29,000
Barnes Group                                                       800                  18,472
Nordson Corp                                                     1,400                 102,046
RPM                                                              4,500                  92,700
                                                                                      --------
                                                                                       242,218
                                                                                      --------
Services 14.6%
BJs Wholesale*                                                   3,200                 123,840
Bristow Group*                                                   1,100                  54,439
Jack In The Box*                                                 3,300                  73,953
Longs Drugs Stores                                               2,100                  88,431
Owens & Minor                                                    1,800                  82,242
School Specialty*                                                1,800                  53,514
Wabtec                                                           2,300                 111,826
                                                                                      --------
                                                                                       588,245
                                                                                      --------
Technology  9.3%
Brocade Comm*                                                   11,500                  94,760
Diodes Inc.*                                                     2,650                  73,246
Ness Technologies*                                               4,500                  45,540
ON Semiconductor*                                               10,900                  99,953
THQ*                                                             1,000                  20,260
Technitrol                                                       2,300                  39,077
                                                                                      --------
                                                                                       372,836
                                                                                      --------
Utilities  8.9%
Cleco Corpoartion                                                3,600                  83,988
Piedmont Natural Gas                                             4,400                 115,104
Pike Electric Corp*                                              4,400                  73,084
Westar Energy Inc.                                               4,000                  86,040
                                                                                      --------
                                                                                       358,216
                                                                                      --------

Total Common Stocks (Cost $3,426,021)                                                3,790,773

SHORT-TERM INVESTMENTS 5.5%
Federated Prime Value Obligations Fund #853                    190,000                 190,000
First Western Bank Collective Asset Account                     30,000                  30,000
                                                                                    ----------
Total Short-Term Investments (Cost $220,000)                                           220,000

TOTAL MARKET VALUE OF SECURITIES OWNED   99.8 % (COST $3,646,021)                    4,010,773

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.2%                                    6,381
                                                                                    ----------

NET ASSETS APPLICABLE TO 287,650 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $4,017,154
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities (Unaudited)
June 30, 2008

                              Tax-Free Fund              Tax-Free Fund             Large-Cap              Small-Cap
                               for Montana              for North Dakota           Value Fund            Value Fund
ASSETS:
Investments in securities:
Cost                            $10,539,490                  $5,298,432             $4,524,993            $3,646,021
                                ------------------------------------------------------------------------------------
Value                            10,372,472                   5,222,609              4,781,573             4,010,773
Cash                                147,697                      16,227                  5,556                 5,243
Receivable for fund shares sold           0                           0                      0                     0
Prepaid assets                          435                         278                  1,049                 1,136
Security sales receivable           132,000                           0                      0                     0
Interest & dividends receivable     114,810                      66,617                  8,552                 6,270
Other Receivables                       153                          25                     81                    81
                                ------------------------------------------------------------------------------------
Total assets                     10,767,567                   5,305,756              4,796,811             4,023,503
                                ------------------------------------------------------------------------------------

LIABILITIES:
Security purchases payable          242,565                           0                      0                     0
Payable for shares redeemed           2,590                           0                      0                     0
Distributions payable                32,555                      17,565                      0                     0
Other accounts payable and
   accrued expenses                   9,225                       5,536                  6,116                 6,349
                                ------------------------------------------------------------------------------------
Total liabilities                   286,935                      23,101                  6,116                 6,349
                                ------------------------------------------------------------------------------------
NET ASSETS                       10,480,632                   5,282,655              4,790,695             4,017,154
                                ------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT June 30, 2008
Capital shares, $0.001 par value,
  unlimited shares authorized    10,794,449                   5,438,817              4,625,077             3,795,808
Net unrealized appreciation
 (depreciation)                   (167,018)                    (75,823)                256,580               364,752
Accumulated net realized gain
  (loss) on investments           (146,799)                    (80,339)              (130,580)             (149,481)
Undistributed net investment
  income (loss)                           0                           0                 39,618                 6,075
                                ------------------------------------------------------------------------------------
NET ASSETS                      $10,480,632                  $5,282,655             $4,790,695            $4,017,154
                                ------------------------------------------------------------------------------------


NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value            $10,480,632                  $5,282,655             $4,790,695            $4,017,154
Shares outstanding                1,078,771                     534,052                424,914               287,650
Net asset value per share             $9.72                       $9.89                 $11.27                $13.97
Maximum offering price per share
  (net asset value per share divided
  by 96.25%, 96.25%, 94.75% and
  94.75%, respectively)              $10.10                      $10.28                 $11.89                $14.74
                                ------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations (Unaudited)
For the six months ended June 30, 2008

                               Tax-Free Fund              Tax-Free Fund              Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                         $235,173                   $129,705                 $      0              $     0
Dividends                           3,684                        939                   70,168               35,810
                               -------------------------------------------------------------------------------------
Total investment income           238,857                    130,644                   70,168               35,810
                               -------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees           25,841                     13,635                   17,821               19,823
Administrative fees                 5,091                      2,727                    2,546                1,971
Distribution fees                  12,732                      6,818                    6,365                4,956
Transfer agent fees                 1,581                        827                    2,994                3,345
Accounting fees                     2,588                      1,356                    1,273                  991
Professional fees                   4,292                      4,296                    3,901                3,902
Insurance                           1,202                        701                      616                  474
Trustee fees                          472                        472                      473                  473
Registration fees                     575                         63                      598                  559
Custodian fees                      1,725                      1,725                    1,725                1,725
                               -------------------------------------------------------------------------------------
 Total expenses                    55,739                     32,620                   38,312               38,219
                               -------------------------------------------------------------------------------------
Less expenses waived or
  reimbursed                      (12,751)                    (9,558)                 (7,762)              (8,484)
                               ------------------------------------------------------------------------------------
Net expenses                       42,988                     23,062                   30,550               29,735
                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      195,869                    107,582                   39,618                6,075
                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                      (82)                       528                (130,580)            (149,481)
Net change in unrealized
  appreciation (depreciation)
  of investments                 (255,110)                  (107,089)               (698,469)             (95,666)
                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS     (255,192)                  (106,561)               (829,049)            (245,147)
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                $(59,323)                     $1,021              $(789,431)           $(239,072)
                               -------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets (Unaudited)
For the six months ended June 30, 2008

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $195,869                   $107,582                $39,618                 $6,075
Net realized gain (loss)
   on investments                     (82)                        528               (130,580)              (149,481)
Net change in unrealized
   appreciation (depreciation)
   of investments                 (255,110)                  (107,089)              (698,469)               (95,666)
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  (59,323)                     1,021               (789,431)              (239,072)
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (195,869)                  (107,582)                     0                     0
Net realized gains                       0                          0                      0                     0
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (195,869)                  (107,582)                     0                     0
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        1,085,493                    410,106                532,974               473,958
Proceeds from reinvestment
  of distributions                 149,295                     81,288                510,951               242,191
Cost of shares repurchased        (398,155)                  (753,919)              (303,718)             (278,397)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                     836,633                   (262,525)               740,207               437,752
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS                $581,441                  $(369,086)              $(49,224)             $198,680
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period             $9,899,191                 $5,651,741             $4,839,919            $3,818,474
                               -------------------------------------------------------------------------------------
End of period                  $10,480,632                 $5,282,655             $4,790,695            $4,017,154
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2007

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $402,239                   $228,446                $99,426                $6,208
Net realized gain (loss)
   on investments                   (1,794)                     2,058                417,137               238,500
Net change in unrealized
   appreciation (depreciation)
   of investments                  (89,182)                   (67,991)                 1,708              (179,410)
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  311,263                    162,513                518,271                65,298
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (402,239)                  (228,446)               (99,426)               (6,208)
Net realized gains                       0                          0               (417,137)             (238,500)
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (402,239)                  (228,446)              (516,563)             (244,708)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        1,176,641                    628,427                837,540               876,705
Proceeds from reinvestment
  of distributions                 302,091                    150,189                117,676               188,207
Cost of shares repurchased      (2,572,605)                  (936,769)              (402,544)             (309,788)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                  (1,093,873)                  (158,153)               552,672               755,124
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS             $(1,184,849)                 $(224,086)              $554,380              $575,714
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $11,084,040                 $5,875,827             $4,285,539            $3,242,760
                               -------------------------------------------------------------------------------------
End of period                  $ 9,899,191                 $5,651,741             $4,839,919            $3,818,474
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   For the Period
                                           01/01/08-    01/01/07-    01/01/06-    01/01/05-    01/01/04-    01/01/03-
                                           06/30/08     12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
                                          (Unaudited)
                                           --------------------------------------------------------------------------
Net asset value, beginning of period          $9.96       $10.06       $10.04       $10.22       $10.20       $10.18
                                           --------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          0.19         0.39         0.39         0.38         0.38         0.42
Net realized and unrealized gain
   (loss) on investments                      (0.24)       (0.10)        0.02        (0.18)        0.02         0.02
                                           --------------------------------------------------------------------------
Total from investment operations              (0.05)        0.29         0.41         0.20         0.40         0.44
                                           --------------------------------------------------------------------------
Less distributions from:
Net investment income                         (0.19)       (0.39)       (0.39)       (0.38)       (0.38)       (0.42)
Net realized gains                             0.00         0.00         0.00         0.00         0.00         0.00
                                           ---------------------------------------------------------------------------
Total distributions                           (0.19)       (0.39)       (0.39)        (0.38)      (0.38)       (0.42)
                                           ---------------------------------------------------------------------------
Net asset value, end of period                $9.72        $9.96       $10.06        $10.04      $10.22       $10.20
                                           ---------------------------------------------------------------------------
Total return1                                 (0.52)%       2.96%        4.15%         1.96%       4.05%        4.45%
                                           ---------------------------------------------------------------------------


Ratios/supplemental data:
Net assets, end of period (000s)            $10,481       $9,899     $11,084       $12,408      $12,206      $12,634
Ratio of net expenses to average net assets    0.84%2,3    0.76%2      0.63%2        0.55%2       0.41%2       0.31%2
Ratio of net investment income to
   average net assets                          3.84%3      3.91%       3.87%         3.71%        3.78%        4.13%
Portfolio turnover rate                        3.12%      26.57%      24.39%        24.59%       26.55%       24.72%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has Contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above Viking Fund Management, LLC waived fees and reimbursed expenses totaling $12,751, $35,778, $53,771, $65,270, $80,645, and $81,954.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.09%, 1.11%, 1.08%, 1.06%, 1.06% and 1.09% respectively.
3Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                           01/01/08-    01/01/07-    01/01/06-     01/01/05-     01/01/04-    01/01/03-
                                           06/30/08     12/31/07     12/31/06      12/31/05      12/31/04     12/31/03
                                          (Unaudited)
                                           ----------------------------------------------------------------------------
Net asset value, beginning of period        $10.10      $10.22        $10.14        $10.29        $10.29        $10.25
                                           ----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.20        0.40          0.39          0.38          0.38          0.42
Net realized and unrealized gain
   (loss) on investments                     (0.21)      (0.12)         0.08         (0.15)         0.00          0.04
                                           ----------------------------------------------------------------------------
Total from investment operations             (0.01)       0.28          0.47          0.23          0.38          0.46
                                           ----------------------------------------------------------------------------
Less distributions from:
Net investment income                        (0.20)      (0.40)        (0.39)        (0.38)        (0.38)        (0.42)
Net realized gains                            0.00        0.00          0.00          0.00          0.00          0.00
                                           ----------------------------------------------------------------------------
Total distributions                          (0.20)      (0.40)        (0.39)        (0.38)        (0.38)        (0.42)
                                           ----------------------------------------------------------------------------
Net asset value, end of period               $9.89      $10.10        $10.22        $10.14        $10.29        $10.29
                                           ----------------------------------------------------------------------------
Total return1                                (0.13)%      2.77%         4.77%         2.24%         3.76%         4.60%


Ratios/supplemental data:
Net assets, end of period (000s)              $5,283      $5,652      $5,876         $6,541        $6,086        $4,781
Ratio of net expenses to average net assets 0.85%2,3      0.77%2      0.62%2         0.52%2        0.44%2        0.36%2
Ratio of net investment income to
   average net assets                        3.95%3        3.92%       3.86%          3.70%         3.68%         4.06%
Portfolio turnover rate                       3.25%       28.12%      35.84%         17.61%        22.36%         7.49%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually
agreed to waive	 its fees or reimburse the Fund for its expenses through August
1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $9,558, $25,374, $34,667, $41,214, $40,375, and $32,710.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.20%, 1.20%, 1.18%, 1.16%, 1.18% and 1.32% respectively.
3Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                           01/01/08-   01/01/07-    01/01/06-     01/01/05-     01/01/04-    01/01/03-
                                           06/30/08    12/31/07     12/31/06      12/31/05      12/31/04     12/31/03
                                           (unaudited)
                                           ----------------------------------------------------------------------------
Net asset value, beginning of period        $13.19        $13.09        $11.64        $10.88        $10.06       $8.20
                                           ----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.09          0.27          0.14          0.08          0.05        0.06
Net realized and unrealized gain
   (loss) on investments                     (2.01)         1.24          1.67          0.76          0.82        1.86
                                           ----------------------------------------------------------------------------
Total from investment operations             (1.92)         1.51          1.81          0.84          0.87        1.92
                                           ----------------------------------------------------------------------------
Less distributions from:
Net investment income                         0.00         (0.27)        (0.14)        (0.08)        (0.05)      (0.06)
Net realized gains                            0.00         (1.14)        (0.22)         0.00          0.00        0.00
                                           ----------------------------------------------------------------------------
Total distributions                           0.00         (1.41)        (0.36)        (0.08)        (0.05)      (0.06)
                                           ----------------------------------------------------------------------------

Net asset value, end of period              $11.27        $13.19        $13.09        $11.64        $10.88      $10.06
                                           ----------------------------------------------------------------------------
Total return1                               (14.56)%      11.52%        15.58%         7.76%         8.63%       23.42%

Ratios/supplemental data:
Net assets, end of period (000s)            $4,791        $4,840        $4,286        $3,636        $3,088      $2,745
Ratio of net expenses to average net assets   1.20%2,3     1.35%2        1.35%2        1.34%2        1.34%2      1.35%2
Ratio of net investment income to
   average net assets                         1.56%3        2.01%         1.18%         0.81%         0.47%       0.73%
Portfolio turnover rate                      17.65%        35.23%        22.53%        37.51%        25.70%      26.75%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 1.20% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $7,762, $17,059, $17,512, $15,575, $14,372, and $15,021.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.51%, 1.70%, 1.78%, 1.82%, 1.84% and 2.02% respectively.
3Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                    For the Period
                                           01/01/08-    01/01/07-     01/01/06-     01/01/05-    01/01/04-    01/01/03-
                                           06/30/08     12/31/07      12/30/06      12/31/05     12/31/04     12/31/03
                                           (unaudited)
                                           ----------------------------------------------------------------------------
Net asset value, beginning of period         $14.85        $15.43        $14.32        $14.40        $12.43      $9.35
                                           ----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                   0.02          0.02          0.01         (0.03)        (0.06)     (0.03)
Net realized and unrealized gain
 (loss) on investments                        (0.90)         0.35          2.00          0.63          2.28       3.11
                                           ----------------------------------------------------------------------------
Total from investment operations              (0.88)         0.37          2.01          0.60          2.22       3.08
                                           ----------------------------------------------------------------------------
Less distributions from:
Net investment income                          0.00         (0.02)        (0.01)         0.00          0.00       0.00
Net realized gains                             0.00         (0.93)        (0.89)        (0.68)        (0.25)      0.00
                                           ----------------------------------------------------------------------------
Total distributions                            0.00         (0.95)        (0.90)        (0.68)        (0.25)      0.00
                                           ----------------------------------------------------------------------------
Net asset value, end of period               $13.97        $14.85        $15.43        $14.32        $14.40     $12.43
                                           ----------------------------------------------------------------------------

Total return1                                 (5.93)%        2.41%        14.02%         4.18%        17.86%     32.94%

Ratios/supplemental data:
Net assets, end of period (000s)             $4,017        $3,818        $3,243        $2,509        $1,715     $1,250
Ratio of net expenses to average net assets    1.49%2,3     1.65%2        1.65%2        1.65%2        1.65%2     1.65%2
Ratio of net investment income to average
 net assets                                    0.30%3        0.16%         0.08%       (0.21)%       (0.46)%    (0.37)%
Portfolio turnover rate                       26.09%        46.19%        36.96%        21.93%        15.39%     14.77%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 1.50% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $8,484, $18,509, $17,847, $15,661, $14,316, and $12,883. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.91%, 2.15%, 2.23%, 2.39%, 2.63%, and 3.16% respectively.
3Annualized


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2008

1.  ORGANIZATION
Viking Mutual Funds (the Company) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the Funds).

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a Tax-Free Fund), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund (Large-Cap) and Viking Small-Cap Value Fund (Small-Cap), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States of America and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees. The matrix system gives consideration to the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity, rating, and indications as to value from dealers and general market conditions.

Because the market value of municipal securities can only be established by agreement between parties in a sales transaction, and because of uncertainty inherent in the valuation process, the fair values as determined may differ from the value that would have been used had a ready market for the securities existed.

Federal Income Taxes The Funds intend to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, and the funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Security Transactions, Investment Income, Expenses and Distributions Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended June 30, 2008 and year ended December 31, 2007 were as follows:

                            Tax-Free Fund for       Tax-Free Fund for       Large-Cap           Small-Cap
                                 Montana              North Dakota          Value Fund          Value Fund
                            -----------------------------------------------------------------------------------
                            2008           2007       2008       2007      2008      2007       2008      2007
                            -----------------------------------------------------------------------------------
Distributions paid from:
    Tax-exempt income       $195,869   $402,239   $107,582   $228,446        $0        $0         $0         $0
    Ordinary income               $0         $0         $0         $0        $0  $136,817         $0     $6,208
    Long-term capital gain        $0         $0         $0         $0        $0  $379,746         $0   $238,500


4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                       Tax-Free Fund       Tax-Free Fund        Large-Cap          Small-Cap
                                        for Montana       for North Dakota      Value Fund         Value Fund
                                      --------------------------------------------------------------------------
                                      For the Period       For the Period      For the Period     For the Period
                                       from 01/01/08        from 01/01/08       from 01/01/08      from 01/01/08
                                    through 06/30/08     through 06/30/08    through 06/30/08   through 06/30/08
                                    ----------------------------------------------------------------------------
Shares sold                                109,943              40,991           43,868               33,611
Shares issued in reinvestment
 of distributions                           15,111               8,144           38,738               16,309
Shares redeemed                            (40,195)            (74,889)         (24,607)             (19,488)
                                    ----------------------------------------------------------------------------
Net Increase (Decrease)                     84,859             (25,754)          57,999               30,432
                                    ----------------------------------------------------------------------------

5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC (VFM) to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Funds daily net assets and 1.00% to the Small-Cap Funds daily net assets. The Tax-Free Fund for Montana recognized $25,481 of investment advisory fees for the six months ended June 30, 2008. On June 30, 2008, the Tax-Free Fund for Montana had a payable to VFM for investment advisory fees of $4,385. The Tax-Free Fund for North Dakota recognized $13,635 of investment advisory fees for the six months ended June 30, 2008. On
June 30, 2008, the Tax-Free Fund for North Dakota had a payable to VFM for investment advisory fees of $2,193. The Large-Cap Fund recognized $17,821 of investment advisory fees for the six months ended June 30, 2008. On June 30, 2008, the Large-Cap Fund had a payable to VFM for investment advisory fees of $2,939. The Small-Cap Fund recognized $19,823 of investment advisory fees for the six months ended June 30, 2008. On June 30, 2008, the Small-Cap Fund had a payable to VFM for investment advisory fees of $3,480. Under a sub-advisory agreement between Fox Asset Management, LLC (the sub-adviser) and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Funds daily net assets of up to $25 million and 0.35% to the Large-Cap Funds daily net assets in excess of $25 million. As compensation for its services provided to the Small-Cap fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Funds daily net assets of up to $5 million, 0.45% to the Funds daily net assets on the next $10 million, 0.50% to the Funds daily net assets on the next $10 million, 0.55% to the Funds daily net assets on the next $10 million and 0.60% to the Funds daily net assets in excess of $35 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. After the Fee waivers, no fees for administrative services, portfolio accounting or transfer agent services were recognized by the Funds, for the six months ended June 30, 2008.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year to Viking Fund Distributors, LLC (VFD) for distributing each Funds shares and for servicing shareholder accounts. For the six months ended June 30, 2008, the Tax-Free Fund for Montana recognized $9,259, the Tax-Free Fund for North Dakota recognized $2,171, Large-Cap Value Fund recognized $5,405 and Small-Cap Value Fund recognized $2,835 of 12b-1 fees after a partial waiver. On June 30, 2008, the Tax Free Fund for Montana, Tax Free Fund for North Dakota, the Large Cap Fund and Small-Cap Fund had payables to VFD for 12b-1 fees of $1,573,
 $235, $706, and $373, respectively.

For the six months ending June 30, 2008, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $7,779, $564, $1,085 and $631 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-
Cap Fund and Small-Cap Fund, respectively. On June 30, 2008, the Tax-Free Fund for Montana, Tax-Free for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFD for underwriting fees of $850, $142, $21, and $27, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Funds total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Funds total operating expenses during this period will not exceed 1.20% of average net assets on an annual basis and the Small-Cap Funds total operating expenses during this period will not exceed 1.50% of average net assets on an annual basis.

Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

6.  INCOME TAXES
No provision has been made for income taxes because each Funds policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income. At December 31, 2007, the Funds most recently completed year end, Tax-Free Fund for Montana and Tax-Free Fund for North Dakota had capital losses of $146,717 and $80,867 respectively, which may be carried over to offset future capital gains. Such losses start to expire in 2009.

At June 30, 2008, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
                                   for Montana            for North Dakota            Value Fund            Value Fund
                                  ------------------------------------------------------------------------------------
Investments at cost                $10,539,490               $5,298,432               $4,524,993            $3,426,021
                                  ------------------------------------------------------------------------------------
Unrealized appreciation                 71,079                   35,753                  872,948               743,172
Unrealized depreciation               (238,097)                (111,576)                (616,368)             (378,419)
                                  ------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                    ($167,018)                ($75,823)                $256,580              $364,753
                                  ------------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2008 were as follows:

                                 Tax-Free Fund              Tax-Free Fund            Large-Cap             Small-Cap
                                  for Montana              for North Dakota          Value Fund           Value Fund
                                 ------------------------------------------------------------------------------------
Purchases                         $1,025,128                    $175,000            $1,132,280            $1,220,539
Sales                               $308,201                    $641,793              $842,548              $953,400

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific states municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

9.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. In accordance with the provisions of SFAS No. 157, the Funds adopted this standard effective January 1, 2008. The implementation of the standard did not impact the amounts reported in the financial statements, however, the following additional disclosure is required about the inputs used to develop the measurements of fair value.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:
* Level 1 - quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Funds net assets as of June 30, 2008:

							Investments in Securities

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
    Valuation Inputs               for Montana            for North Dakota            Value Fund            Value Fund
    ------------------           -------------------------------------------------------------------------------------
Level 1 Quoted Prices                 $163,361                  $25,000               $4,781,573            $4,010,773
Level 2 Other Significant
	Observable Inputs           10,209,111                5,197,609                        -                     -
Level 3 Significant
	Unobservable Inputs                  -                        -                        -                     -
                                  ------------------------------------------------------------------------------------
Total                              $10,372,472               $5,222,609               $4,781,573            $4,010,773


VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
June 30, 2008

Board Approval of Investment Advisory Agreement

In connection with each annual approval, the Board of Trustees is provided with information to assist it in evaluating whether to approve the continuance of the Agreement.

In considering whether to approve the Investment Advisory and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a number of factors they believed to be relevant. These factors included the following: (1) the nature, extent and quality of the services provided by the advisor; (2) the resources, experience and expertise of the advisor; (3) the performance of the Funds and the advisor; (4) the financial capability of the advisor; (5) the compliance history of the advisor; (6) the performance of the Funds in comparison to similarly managed funds; (7) the amount of the contractual advisory fee in comparison to similarly managed funds; (8) the profitability of the advisor; (9) the extent of any economies of scale; and (10) the existence of any collateral benefits realized by the advisor and by the Funds.

On the basis of the information provided for their review, the Trustees reached the following conclusions with respect to the Advisory Agreement:
(1) a comparison of the net operating expenses for the Viking Tax-Free Fund for Montana and for the Viking Tax-Free Fund for North Dakota to other funds of similar objective and size reflected that the Viking Tax-Free Funds have lower expense structures than most of the other funds;
(2) a comparison of the net operating expense for the Viking Large-Cap Value Fund to other funds of similar objective and size reflect that the Large-Cap Value Fund has a lower expense structure than most of the other funds; (3) a comparison of the net operating expense for the Viking Small-Cap Value Fund to other funds of similar objective and size reflect that the Small-Cap Value Fund has an expense structure similar to the average of the other funds; (4) a comparison of the management fees charged by the Advisor seemed reasonable to the Trustees when compared to similar funds in objective and size; (5) upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory; (6) the overall nature and quality of the services provided by the Advisor had historically been, and continued to be, satisfactory to the Trustees; (7) the Trustees discussed the fact that the advisor does not benefit from economies of scale due to its relationship to the Funds as the Viking Funds are relatively small and are its only advisory clients; (8) the Trustees discussed the profitability issues regarding the Advisor and felt comfortable with the direction of the Advisor and its prospects for becoming more profitable.

On the basis of the information provided for their review, the Trustees reached the following conclusions with respect to the Sub-Advisory
Agreement: (1) the Trustees felt the overall nature and quality of services of Fox Asset Management, LLC (Fox) are satisfactory; (2) the sub-advisory fees paid to Fox are fair and reasonable in light of the sub-advisory services expected to be provided and the comparability of the sub-advisory fees paid by other funds and separately managed accounts; (3) upon a review of the total return history and category rankings of each Value Fund, the Trustees deemed the performance of each Value Fund to be satisfactory; (4) the Trustees are satisfied with Fox regarding its staffing and capabilities to manage the Value Funds, including the retention of personnel with significant portfolio management experience.


VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
June 30, 2008

Your Funds Expenses


As a Fund shareholder, you can incur two types of costs:

* Transaction costs, including sales charges (loads) on Fund purchases; and

* Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in each Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


Actual Fund Expenses

The first line (Actual) for each Fund listed in the table below provides actual account values and expenses. The Ending Account Value is derived from each Funds actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.  Divide your account value by $1,000.
    If an account had an $8,600 value, then $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading Expenses Paid During Period for the Fund(s) you own shares in.
	If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each Fund in the table can help you compare ongoing costs of investing in the Fund(s) you own with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical Ending Account Value is based on the actual expense ratio for each Fund and an assumed 5% annual rate of return before expenses, which does not represent each Funds actual return. The figure under the heading Expenses Paid During Period shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each Fund is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                          Beginning Account     Ending Account     Expenses Paid During
                                           Value 01/01/08       Value 06/30/08   Period1 01/01/08-06/30/08
Viking Tax-Free Fund for Montana
Actual                                        $1,000.00             $975.91              $4.18
Hypothetical (5% return before expenses)      $1,000.00           $1,020,64              $4.27

Viking Tax-Free Fund for North Dakota
Actual                                        $1,000.00             $979.12              $4.18
Hypothetical (5% return before expenses)      $1,000.00           $1,020.64              $4.27

Viking Large-Cap Value Fund
Actual                                        $1,000.00             $854.44              $5.53
Hypothetical (5% return before expenses)      $1,000.00           $1,018.90              $6.02

Viking Small-Cap Value Fund
Actual                                        $1,000.00             $940.74              $7.24
Hypothetical (5% return before expenses)      $1,000.00           $1,017.40              $7.52

1Expenses are equal to the annualized expense ratio for each Fund (Viking Tax-Free Fund for Montana: 0.85%; Viking Tax-Free Fund for North Dakota:
0.85%; Viking Large-Cap Value Fund: 1.20%; and Viking Small-Cap Value
Fund: 1.50%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Proxy Voting on Fund Portfolio Securities
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds portfolios is available, without charge and upon request, by calling 1-800-933-8413. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available, without charge, and upon request, by calling 1-800-933-8413 and on the SECs website at http://www.sec.gov.

Quarterly Portfolio Schedule
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q is available on the SECs website at http://www.sec.gov or upon request by calling 1-800-933-8413. The Funds Form N-Q may be reviewed and copied at the SECs Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



VIKING MUTUAL FUNDS
Trustee Information (Unaudited)
June 30, 2008

NAME AND                                                                      PRINCIPAL OCCUPATION(S)
ADDRESS                         AGE            POSITION(S) HELD               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Shannon D. Radke                41             Trustee                        President, Viking Fund Management, LLC
116 1st St SW Suite C                          President                      (1998- pres.); President, Viking Fund
Minot, ND 58701                                Treasurer                      Distributors, LLC (1999-pres.); Trustee,
                                                                              President and Treasurer, Viking Mutual
                                                                              Funds (1999-pres.).

Mike Timm                       71             Trustee                        Retired; Trustee, Viking Mutual Funds
116 1st St SW Suite C                                                         (1999-pres.); President and General
Minot, ND 58701                                                               Manager, Timm Moving and Storage (1959-
                                                                              2000); State Representative, North Dakota
                                                                              House of Representatives (1973-2006.);
                                                                              Speaker of the North Dakota House of
                                                                              Representatives (1997).

Peter C. Zimmerman              42             Trustee                        General Manager, Holiday Inn Riverside
116 1st St SW Suite C                                                         (1995-pres.); Trustee, Viking Mutual
Minot, ND 58701                                                               Funds (2004-pres.)

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
116 1st St SW Suite C
Minot, ND 58701

BOARD OF TRUSTEES
Shannon D. Radke
Mike Timm
Peter C. Zimmerman

INVESTMENT MANAGER
Viking Fund Management, LLC
116 1st St SW Suite C
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
331 Newman Springs Road Suite 122
Red Bank, NJ 07701

DISTRIBUTOR
Viking Fund Distributors, LLC
116 1st St SW Suite C
Minot, ND 58701

CUSTODIAN
First Western Bank & Trust
2200 15th St. SW
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413
701-852-1264

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. Audit Committee of Listed Registrants

Not Applicable

ITEM 6. Schedule of Investments

Included as part of report to shareholders under Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. Portfolio Managers of Closed End Management Investment Companies

Not applicable.

ITEM 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  Disclosure Controls and Procedures. The Principal Executive and
Financial Officers concluded that the Registrants Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) of the registrant that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

ITEM 12 EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed and attached as exhibits.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley
    Act of 2002.


                                   SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             VIKING MUTUAL FUNDS
Date:     September 5, 2008

                                             /s/Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             President


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     September 5, 2008

                                             /s/ Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             President


Date:     September 5, 2008

                                             /s/ Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             Treasurer